INVESTMENTS IN EQUITY METHOD INVESTEES (Details Narrative) - Kayser Technik Inc [Member] $ in Thousands	Aug. 05, 2003 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage	50.00%
Contingent consideration	$ 5